Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2022
Significant accounting policies
Statement of compliance

(a) Statement of compliance

The Group has adopted June 30 as its financial year end date.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”). These financial statements were authorized for issue by the Company’s board of directors on October 19, 2022.

Significant accounting policies adopted by the Group are disclosed below. The Group has consistently applied these accounting policies to all periods presented in these consolidated financial statements, unless otherwise stated.

The IASB has issued certain amendments to IFRSs that are first effective or available for early adoption for the current accounting period of the Group. Note 2(c) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Group for the current accounting period reflected in these financial statements.

Basis of measurement

(b) Basis of measurement

The measurement basis used in the preparation of the financial statements is the historical cost basis except that other investments and paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are stated at their fair value as explained in Note 2(m), Note 2(o) and Note 2(p).

Non-current assets and disposal groups held for sale are stated at the lower of carrying amount and fair value less costs to sell (see Note 2(x)).

Changes in accounting policies

(c) Changes in accounting policies

The Group has also applied the following amendments to IFRSs issued by the IASB to these financial statements that are first effective for the current accounting period of the Group:

●	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, Interest rate benchmark reform - Phase 2

The adoption of the above amendments to IFRSs did not have a material impact on the consolidated financial statements of the Group.

The new and revised IFRSs issued by the IASB which are not yet effective for the current accounting period are set out in Note 39.

Basis of consolidation

(d) Basis of consolidation

(i) Subsidiaries and non-controlling interests

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.

The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. Intra-group balances, transactions and cash flows and any unrealized profits arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment.

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in respect of which the Group has not agreed any additional terms with the holders of those interests which would result in the Group as a whole having a contractual obligation in respect of those interests that meets the definition of a financial liability. Non-controlling interests are measured initially at their proportionate share of the subsidiary’s net identifiable assets at the date of acquisition.

Non-controlling interests are presented in the consolidated statement of financial position within equity, separately from equity attributable to equity shareholders of the Company. Non-controlling interests in the results of the Group are presented on the face of the consolidated statement of profit or loss and consolidated statement of profit or loss and other comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling interests and the equity shareholders of the Company.

When the Group loses control of a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in that former subsidiary is measured at fair value when control is lost.

In the Company’s statement of financial position, an investment in a subsidiary is stated at cost less impairment losses (see Note 2(h)(ii)), unless the investment is classified as held for sale (or included in a disposal group that is classified as held for sale) (see Note 2(x)).

(ii)  Interest in an equity-accounted investee

The Group’s interest in an equity-accounted investee comprises interest in an associate.

An associate is an entity in which the Group or Company has significant influence, but not control or joint control, over its management, including participation in the financial and operating policy decisions.

An investment in an associate is accounted for in the consolidated financial statements under the equity method, unless it is classified as held for sale (or included in a disposal group that is classified as held for sale) (see Note 2(x)).Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). The cost of the investment includes purchase price, other costs directly attributable to the acquisition of the investment, and any direct investment into the associate or joint venture that forms part of the Group’s equity investment. Thereafter, the investment is adjusted for the post acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (see Note 2(h)(ii)). At each reporting date, the Group assesses whether there is any objective evidence that the investment is impaired. Any acquisition-date excess over cost, the Group’s share of the post- acquisition, post-tax results of the investees and any impairment losses for the year are recognized in the consolidated statement of profit or loss, whereas the Group’s share of the post-acquisition post-tax items of the investees’ other comprehensive income is recognized in the consolidated statement of profit or loss and other comprehensive income.

When the Group’s share of losses exceeds its interest in the associate, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee. For this purpose, the Group’s interest is the carrying amount of the investment under the equity method, together with any other long-term interests that in substance form part of the Group’s net investment in the associate, after applying the ECL model to such other long-term interests where applicable (see Note 2(h)(i)).

In the Company’s statement of financial position, investment in an associate is stated at cost less impairment losses (see Note 2(h)(ii)), unless classified as held for sale (or included in a disposal group that is classified as held for sale) (see Note 2(x)).

(iii)  Goodwill

Goodwill represents the excess of

(i) the aggregate of the fair value of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree; over

(ii) the net fair value of the acquiree’s identifiable assets and liabilities measured as at the acquisition date.

When (ii) is greater than (i), then this excess is recognized immediately in profit or loss as a gain on a bargain purchase.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (see Note 2(h)(ii)).

On disposal of a cash generating unit during the year, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

(iv)  Business combinations

Except for the business combinations under common control as stated below, the Group accounts of business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (see Note 2(d)(i)). In determining whether a particular set of activities and assets is a business, the Group assess whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset of group of similar identifiable assets.

Business combinations involving entities under common control

The consolidated financial statements incorporate the financial statement items of the combining entities or businesses in which the common control combination occurs as if they had been consolidated from the date when the combining entities or businesses first came under the control of the Controlling Shareholders.

The assets and liabilities of the combining entities or businesses are consolidated at the carrying amounts previously recognized from the perspective of Controlling Shareholders.

The consolidated statements of profit or loss and profit or loss and other comprehensive income include the results of each of the combining entities or businesses from the earliest date presented or since the date when combining entities or businesses first came under common control, where this is a shorter period, regardless of the date of the common control combination.

The comparative amounts in the consolidated financial statements are presented as if the entities or businesses had been consolidated at the earliest balance sheet date presented or when they first came under common control, whichever is later.

Differences between the total consideration paid and the capital of the entities acquired under common control are presented as merger reserve.

(v) Asset acquisition

Groups of assets acquired and liabilities assumed are assessed to determine if they are business or asset acquisitions. On an acquisition-by-acquisition basis, the Group chooses to apply a simplified assessment of whether an acquired set of activities and assets is an asset rather than business acquisition, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

When a group of assets acquired and liabilities assumed do not constitute a business, the overall acquisition cost is allocated to the individual identifiable assets and liabilities based on their relative fair values at the date of acquisition. An exception is when the sum of the individual fair values of the identifiable assets and liabilities differs from the overall acquisition cost. In such case, any identifiable assets and liabilities that are initially measured at an amount other than cost in accordance with the Group’s policies are measured accordingly, and the residual acquisition cost is allocated to the remaining identifiable assets and liabilities based on their relative fair values at the date of acquisition.

When acquiring assets by obtaining a controlling interest in a legal entity that does not constitute a business as a step acquisition, the previously held equity interest is included as part of the cost of the acquisition and is not remeasured.

Property, plant and equipment

(e) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses (see Note 2(h)(ii)).

The cost of self-constructed items of property, plant and equipment includes the cost of materials, direct labor, the initial estimate, where relevant, of the costs of dismantling and removing the items and restoring the site on which they are located, and an appropriate proportion of production overheads.

Gains or losses arising from the retirement or disposal of an item of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives and is generally recognized in profit or loss.

No depreciation is provided in respect of the construction in progress.

The estimated useful lives of property, plant and equipment are as follows:

Apartments	30 years
Leasehold improvements	Over the shorter of lease term
or the estimated useful lives
of the assets
Office equipment	2 – 5 years
Store operating equipment	2 – 5 years
Motor vehicles	3 – 5 years
Moulds	1 – 2 years

Amortization methods, useful lives and residual values, if any, are reviewed at each reporting date and adjusted if appropriate.

Intangible assets

(f) Intangible assets

Intangible assets that are acquired by the Group are stated at cost less accumulated amortization (where the estimated useful life is finite) and accumulated impairment losses (see Note 2(h)(ii)).

Amortization is calculated write off the cost of intangible assets with finite useful lives using straight-line method over their estimated useful lives and is generally recognized in profit or loss. Their estimated useful lives of intangible assets are as follows:

Software	5 years

Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate.

Leased assets

(g) Leased assets

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

As a lessee

Where the contract contains lease component(s) and non-lease component(s), the Group has elected not to separate non-lease components and accounts for each lease component and any associated non-lease components as a single lease component for all leases.

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value assets which, for the Group are primarily staff apartments with lease term of less than 12 months. When the Group enters into a lease in respect of a low-value asset, the Group decides whether to capitalize the lease on a lease-by-lease basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.

Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and hence are charged to profit or loss in the accounting period in which they are incurred.

The right-of-use asset recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. Where applicable, the cost of the right-of-use assets also includes an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, discounted to their present value, less any lease incentives received. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses (see Note 2(h)(ii)). Depreciation is calculated to write off the cost of items of right-of-use assets, using the straight-line method over the unexpired lease term.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or there is a change arising from the reassessment of whether the Group will be reasonably certain to exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The lease liability is also remeasured when there is a change in the scope of a lease or the consideration for a lease that is not originally provided for in the lease contract (“lease modification”) that is not accounted for as a separate lease. In this case the lease liability is remeasured based on the revised lease payments and lease term using a revised discount rate at the effective date of the modification. The only exceptions are rent concessions that occurred as a direct consequence of the COVID-19 pandemic and met the conditions set out in paragraph 46B of IFRS 16 Leases. In such cases, the Group has taken advantage of the practical expedient not to assess whether the rent concessions are lease modifications, and recognized the change in consideration as negative variable lease payments in profit or loss in the period in which the event or condition that triggers the rent concessions occurred.

The Group presents right-of-use assets and presents lease liabilities separately in the consolidated statements of financial position.

Credit losses and impairment of assets

(h) Credit losses and impairment of assets

(i) Credit losses from financial instruments

The Group recognizes a loss allowance for expected credit losses (ECLs) on financial assets measured at amortized cost (including cash and cash equivalents, restricted cash, trade and other receivables).

Other investments—financial assets measured at fair value through profit or loss are not subject to the ECL assessment.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive).

The expected cash shortfalls are discounted using the following discount rates where the effect of discounting is material:

●	fixed-rate financial assets and trade and other receivables: effective interest rate determined at initial recognition or an approximation thereof.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

ECLs are measured on either of the following bases:

●	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and
●	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs. ECLs on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Group recognizes a loss allowance equal to 12-month ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime ECLs.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. In making this reassessment, the Group considers that a default event occurs when (i) the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or (ii) the financial asset is 30 days past due. The Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

●	failure to make payments of principal or interest on their contractually due dates;
●	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);
●	an actual or expected significant deterioration in the operating results of the debtor; and
●	existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.

Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss. The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Basis of calculation of interest income

Interest income recognized in accordance with Note 2(u)(v) is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on the amortized cost (i.e. the gross carrying amount less loss allowance) of the financial asset.

At each reporting date, the Group assesses whether a financial asset is credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:

●	significant financial difficulties of the debtor;
●	a breach of contract, such as a default or past due event;
●	it is becoming probable that the borrower will enter into bankruptcy or other financial reorganization;
●	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor; or
●	the disappearance of an active market for a security because of financial difficulties of the issuer.

Write-off policy

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(ii) Impairment of non-current assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, an impairment loss previously recognized no longer exists or may have decreased:

●	property, plant and equipment;
●	right-of-use assets;
●	intangible assets;
●	goodwill;
●	interest in an equity-accounted investee; and
●	investments in subsidiaries in the Company’s statement of financial position.

If any such indication exists, the asset’s recoverable amount is estimated.

●	Calculation of recoverable amount

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

●	Recognition of impairment losses

An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated to reduce the carrying amount of assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

●	Reversals of impairment losses

An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount of an asset.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior periods. Reversals of impairment losses are credited to profit or loss in the periods in which the reversals are recognized.

Inventories

(i) Inventories

Inventories are finished goods which are held for sale, including the products placed at franchisees’ stores, and low value consumables to be consumed in the ordinary course of business.

Inventories are carried at the lower of cost and net realizable value.

Cost of inventories is calculated using the weighted average method.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized.

The amount of any write-down of inventories to net realizable value is recognized as an expense in the period the write-down occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Loss of inventories is recognized as an expense in the period the loss occurs. For the products placed at franchisees’ stores, the Group bears inventory loss up to a pre-determined loss rate as agreed with franchisees. The Group requires compensations from franchisees for the inventory losses in excess of the pre-determined loss rate.

Contract liabilities

(j) Contract liabilities

A contract liability is recognized when the customer pays non-refundable consideration before the Group recognizes the related revenue (see Note 2(u)). A contract liability would also be recognized if the Group has an unconditional right to receive non-refundable consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized (see Note 2(k)).

For a single contract with the customer, either a net contract asset or a net contract liability is presented. For multiple contracts, contract assets and contract liabilities of unrelated contracts are not presented on a net basis.

When the contract includes a significant financing component, the contract balance includes interest accrued under the effective interest method (see Note 2(u)).

Trade and other receivables

(k) Trade and other receivables

A receivable is recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Group has an unconditional right to receive consideration, the amount is presented as a contract asset.

Receivables are stated at amortized cost using the effective interest method less allowance for credit losses (see Note 2(h)(i)).

Cash and cash equivalents

(l) Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition. Cash and cash equivalents are assessed for ECL in accordance with the policy set out in Note 2(h)(i).

Other investments	(m) Other investments Other investments are classified as measured at fair value through profit or loss (FVPL). Changes in the fair value of the investments are recognized in profit or loss.
Trade and other payables

(n) Trade and other payables

Trade and other payables are initially recognized at fair value and subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Share capital

(o) Share capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issuance of new shares are recognized in equity as a deduction, net of tax, from the proceeds.

Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are classified as liabilities (see Note 2(p)).

Paid-in capital subject to redemption and other preferential rights / Redeemable shares with other preferential rights

(p) Paid-in capital subject to redemption and other preferential rights/Redeemable shares with other preferential rights

Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are redeemable at the request of the holders upon the occurrence of certain redemption events as agreed in the corresponding shareholders’ agreement.

Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are classified as financial liabilities at fair value through profit or loss. Any transaction costs are recognized as finance costs in the consolidated statements of profit or loss.

Subsequent to initial recognition, the paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are carried at fair value with changes in fair value recognized in the consolidated statements of profit or loss.

Interest-bearing borrowings

(q) Interest-bearing borrowings

Interest-bearing borrowings are measured initially at fair value less transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost using the effective interest method. Interest expense is recognized in accordance with the Group’s accounting policy for borrowing costs (see Note 2(w)).

Employee benefits

(r) Employee benefits

(i) Short term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Contributions to defined contribution plans

Pursuant to the relevant laws and regulations of the PRC, the Group’s subsidiaries in mainland China participate in a defined contribution of basic pension insurance in the social insurance system established and managed by government organizations. The Group makes contributions to basic pension insurance plans based on the applicable benchmarks and rates stipulated by the government. Basic pension insurance contributions are recognized as part of the cost of assets or charged to profit or loss as the related services are rendered by the employees.

The Group also participates in a pension scheme under the rules and regulations of the Mandatory Provident Fund Scheme Ordinance (the “MPF Scheme”) for all employees in Hong Kong, which is a defined contribution retirement scheme. The contributions to the MPF Scheme are based on minimum statutory contribution requirement of 5% of eligible employees’ relevant aggregate income. Contributions to the plan vest immediately. There are no forfeited contributions for the MPF Scheme as the contributions are fully vested to the employees upon payment to the scheme. The assets of this pension scheme are held separately from those of the Group in independently administered funds.

The Group participates in various defined contribution retirement benefit plans which are available to all other overseas subsidiaries. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a fund and the Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee services in the current and prior periods. The Group’s contributions to the defined contribution plans are expensed as incurred.

(iii) Share-based payments

The Group operates certain equity-settled share-based compensation plans, under which the Group receives services from employees as consideration for equity instruments of the Group.

The fair value of share awards granted to employees is recognized as an employee cost with a corresponding increase in the share-based payment reserve. The fair value is measured at grant date, taking into account the terms and conditions upon which the shares or share options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the shares or share options, the total estimated fair value of the shares or share options is spread over the vesting period, taking into account the probability that the shares or share options will vest.

During the vesting period, the number of shares that is expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year of the review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the share-based payment reserve. On vesting date, the amount recognized as an expense is adjusted to reflect the actual number of shares that vest (with a corresponding adjustment to equity). For shares granted, the equity amount is transferred from share-based payment reserve to share premium.

If new equity instruments are granted to the employee and, on the date when those new equity instruments are granted, the entity identifies the new equity instruments granted as replacement equity instruments for the cancelled equity instruments, the entity shall account for the granting of replacement equity instruments in the same way as a modification of the original grant of equity instruments.

At the date the replacement awards are granted, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. The incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.

The Group recognizes the effects of modifications that increase the total fair value of the share-based payment arrangement or are otherwise beneficial to the employee. If the Group modifies the terms or conditions of the share awards granted without reducing the number of equity instruments granted in a manner that reduces the total fair value of the share-based payment arrangement, or is not otherwise beneficial to the employee, the Group nevertheless continues to recognize as a minimum the original grant date fair value of the equity instruments granted (unless those equity instruments are forfeited) as if that modification had not occurred.

(iv) Termination benefits

Termination benefits are recognized at the earlier of when the Group can no longer withdraw the offer of those benefits and when it recognizes restructuring costs involving the payment of termination benefits.

Income tax

(s) Income tax

Income tax for the period comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at the end of each reporting period, and any adjustment to tax payable in respect of previous periods. The amount of current tax payable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits. Deferred tax is not recognized for:

●	temporary differences arising from the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit (or deductible loss); and
●	temporary differences relating to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, the future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and deferred tax liabilities are offset if all of the following conditions are met:

●	the taxable entity has a legally enforceable right to set off current tax assets against current tax liabilities;
●	they relate to income taxes levied by the same taxation authority on either:
●	the same taxable entity; or
●	different taxable entities, which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Provisions and contingent liabilities

(t) Provisions and contingent liabilities

Provisions are recognized when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Revenue and other income

(u) Revenue and other income

Income is classified by the Group as revenue when it arises from the sale of products and the provision of services.

Revenue is recognized when control over the product or service is transferred to the customer, at the amount of promised consideration to which the Group is expected to be entitled in exchange for the satisfaction of a specific performance obligation, excluding those amounts collected on behalf of third parties. Revenue excludes value added tax or other sales taxes and is after deduction of any sales rebates and sales return.

The Group allocates the transaction price expected to be received from franchisees or distributors to different performance obligations based on their relative standalone selling prices. In particular, the consideration in arrangements with franchisees and distributors includes sales-based amounts. Such sales-based amounts are excluded from the transaction price until the sales by franchisees have occurred and would be allocated entirely to the franchise/distributor license fees as they relate entirely to the Group’s promise to provide franchisees/distributors access to the Group’s brand name and trademarks.

The Group takes advantage of the practical expedient in paragraph 63 of IFRS 15 and does not adjust the consideration for the effects of any significant financing component if the expected period of financing is 12 months or less.

Further details of the Group’s revenue and other income recognition policies are as follows:

(i) Sales of products

Retail sales in self-operated stores

Revenue from retail sales to customers in self-operated stores is recognized at the point when the end customer takes possession of and pays for the products.

Product sales to franchisees

The Group has entered into a series of agreements with certain franchisees, primarily in the PRC and Indonesia, which mainly include a license agreement and a sales agreement (collectively “Franchise Agreements”), whereby the franchisees are licensed to operate the franchised stores and are authorized to sell, in their own retail stores, the products that they have purchased from the Group. Revenue from sales to these franchisees is recognized at the point when they obtain the legal title of the product and become obliged to pay for the products, which is when the franchisees sell the product to their customers in the franchisees’ stores.

For product sales to franchisees, the Group has determined that the franchisees are the customers of the Group. The franchisees operate retail stores at their own chosen locations under the framework set out under the Franchise Agreements. At inception of the franchise arrangement, franchisees are required to place a deposit with the Group which covers the estimated maximum value of merchandise that their stores may hold throughout the franchise period, and this amount is reviewed upon renewal of the franchisee arrangement. The deposit is refundable at the expiry of the Franchise Agreement, provided that the franchisees have no remaining merchandise unsold and have settled other balances with the Group.

The franchisees employ and manage their own staff to operate the stores and serve their customers (i.e. end consumers who visit the stores), and bear the costs associated with the operation. The franchisees’ retail stores generally carry a wide range of merchandise that they exercise discretion to select from the Group’s array of product categories.

The franchisees are responsible for the placement, physical custody and condition of the merchandise that they have selected after the deliveries are accepted in stores. They also control the physical access to merchandise in possession through their operation of the retail stores. In general, the Group does not have any obligation or practice to accept any return of unsold products, except for rare cases such as a latent defect subject to a product recall or certain limited seasonal items that have passed their sales season.

The franchisees have the right to price their merchandise within a specified range of the recommended retail price set by the Group. They also have the ability to carry out discretionary promotional campaigns for their stores or decide whether to participate in a promotional campaign launched by the Group. The franchisees can offer more discounts on selected items beyond the range specified in discretionary promotional campaigns, and will have to bear a substantial portion of reduced margin from lowering the sales price for such campaigns.

Sales to offline distributors

The Group has entered into a series of agreements with certain offline distributors, primarily overseas, which mainly include a master license agreement and a sales agreement, whereby the distributors are authorized to sub-license the operation of franchised stores in its authorized territory and sell the products that they have purchased from the Group to the franchised stores in its authorized territory. Revenue from sales of products to these distributors is recognized at the point when the products have been shipped from or delivered to the specific locations according to the detailed agreement between the Group and distributors. Revenue is recognized based on the contract price, net of sales rebates.

Online sales

Revenue from online sales to customers, which are conducted through the Group’s own mobile applications and self-operated online stores on third-party e-commerce platforms, is recognized at the point when the products are delivered to customers. The Group has also entered into agreements with certain online distributors, who are authorized to sell products to customers through their online stores on various major e-commerce platforms. Revenue is recognized when control of the goods has transferred according to respective agreed terms of delivery, which is at the point in time when the distributor obtains control of the distinct good.

(ii) License fees, sales-based royalties and sales-based management and consultation service fees

Franchisees and distributors are required to provide non-refundable upfront payments in exchange for the franchise right or sub-license right, which represent primarily their right to access the Group’s brand name and trademarks. In addition, franchisees are also required to pay sales-based royalties and sales-based management and consultation services fees for such access. The fixed component of such royalties is recognized as revenue over the estimated license period, while the sales-based component is recognized as revenue when the related sales occur.

(iii) Customer loyalty program

The Group has launched spend-based customer loyalty programs for MINISO and TOP TOY brand in the PRC, under which loyalty points are rewarded to end customers at a rate of 1 point per RMB1 spent in MINISO stores or 1 to 1.4 points per RMB1 spent in TOP TOY stores in the PRC based on the level of TOP TOY membership. The stores include self-operated stores and franchised stores operated by franchisees participating in the program, and through MINISO and TOP TOY WeChat Mini Programs. Each 100 points of MINISO brand or each 20 points of TOP TOY brand is redeemable for a cash value of RMB1 on future purchases when certain criteria are met. Transaction price is allocated to the product(s) and the loyalty points are rewarded on a relative standalone selling price basis. Revenue associated with the price allocation of loyalty points rewarded is deferred and a corresponding liability is established in contract liabilities.

The Group has established a premium paid membership program to cultivate customer loyalty and encourage repeat purchases. Under such membership program, customers pay membership fee in advance for subscriptions of premium members in a specific membership period, which ranges from 1 month to 1 year. Premium members are entitled to special prices for select products and additional discounts throughout membership period. The membership fee is recognized as revenue over the specific membership period. Unamortized portion of upfront membership fees received were recognized as contract liabilities.

(iv) Interest income

Interest income is recognized as it accrues using the effective interest method.

(v) Government grants

Government grants are recognized in the statement of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as other income in profit or loss based on the timing of when the related costs for which the grants are intended to compensate are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

Translation of foreign currencies

(v) Translation of foreign currencies

(i) Functional and presentation currency

Item included in the financial statements of each entity in the Group are measured using the currency that best reflects the economic substance of the underlying events and circumstances relevant to the entity (the “functional currency”). As the major operations of the Group are within the PRC, the Group presents its consolidated financial statements in Renminbi (“RMB”), unless otherwise stated. All values are rounded to the nearest thousand except when otherwise indicated.

(ii) Transactions and balances

Foreign currency transactions during the year are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the end of each reporting period. Exchange gains and losses are recognized in profit or loss and presented within other net income.

Non-monetary assets and liabilities that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated at the exchange rate at the date when the fair value was determined.

(iii) Foreign operations

The results of foreign operations are translated into RMB at the exchange rates approximating the exchange rates at the dates of the transactions. Statement of financial position items are translated into RMB at the exchange rates at the end of each reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the translation reserve.

On disposal of a foreign operation, the cumulative amount of the exchange differences in the translation reserve relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

Borrowing costs

(w) Borrowing costs

Borrowing costs that are directly attributable to the acquisition or construction of an asset which necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.

Assets held for sale and discontinued operations

(x) Assets held for sale and discontinued operations

(i) Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. A disposal group is a group of assets to be disposed off together as a group in a single transaction, and liabilities directly associated with those assets that will be transferred in the transaction.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated to the assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets or deferred tax assets, which continue to be measured in accordance with the Group’s other accounting policies. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognized in profit or loss.

Once classified as held-for-sale, property, plant and equipment, right-of-use assets and intangible assets are no longer amortized or depreciated.

(ii) Discontinued operations

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which represents:

●	a separate major line of business or geographical area of operations;
●	or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
●	is a subsidiary acquired exclusively with a view to resale.

Classification as a discontinued operation occurs at the earlier of when the entity entering into a binding sale agreement or when the board of directors approving and announcing a formal disposal plan.

Where an operation is classified as discontinued, a single amount is presented on the face of the statement of profit or loss, which comprises:

●	the post-tax profit or loss of the discontinued operations; and
●	the post-tax gain or loss recognized on the measurement to fair value less costs to sell, or on the disposal, of the assets or disposal group(s) constituting the discontinued operations.

Related parties

(y) Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or the Group’s parent.
(b)	An entity is related to the Group if any of the following conditions applies:
(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	Both entities are joint ventures of the same third party.
(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.
(vi)	The entity is controlled or jointly controlled by a person identified in (a).
(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Segment reporting

(z) Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.